                 HARTFORD SELECT LEADERS (SERIES II/IIR/III/IV)
                HARTFORD SELECT LEADERS OUTLOOK (SERIES I/IR/II)
                             SEPARATE ACCOUNT THREE
                        HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-101927
                              FILE NO. 333-102625

 SUPPLEMENTS DATED AUGUST 1, 2006 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
                         INFORMATION DATED MAY 1, 2006

               SUPPLEMENT DATED AUGUST 1, 2006 TO YOUR PROSPECTUS

FOR CLARITY PURPOSES, THE REFERENCES THROUGHOUT THE PROSPECTUS TO THE FOLLOWING PORTFOLIOS ARE REVISED AS DIRECTED IN THE FOLLOWING TABLE:

          OLD PORTFOLIO NAME                       NEW PORTFOLIO NAME
  American Opportunities Portfolio       Morgan Stanley -- American
                                         Opportunities Portfolio
  Balanced Growth Portfolio              Morgan Stanley -- Balanced Growth
                                         Portfolio
  Capital Opportunities Portfolio        Morgan Stanley -- Capital Opportunities
                                         Portfolio
  Developing Growth Portfolio            Morgan Stanley -- Developing Growth
                                         Portfolio
  Dividend Growth Portfolio              Morgan Stanley -- Dividend Growth
                                         Portfolio
  Flexible Income Portfolio              Morgan Stanley -- Flexible Income
                                         Portfolio
  Global Equity Portfolio                Morgan Stanley -- Global Equity
                                         Portfolio
  Growth Portfolio                       Morgan Stanley -- Growth Portfolio
  Money Market Portfolio                 Morgan Stanley -- Money Market
                                         Portfolio
  Utilities Portfolio                    Morgan Stanley -- Utilities Portfolio
  Equally-Weighted S&P 500 Portfolio     Morgan Stanley -- Equally-Weighted S&P
                                         500 Portfolio
  Core Plus Fixed Income Portfolio       Van Kampen -- UIF Core Plus Fixed
                                         Income Portfolio
  Emerging Markets Debt Portfolio        Van Kampen -- UIF Emerging Markets Debt
                                         Portfolio
  Emerging Markets Equity Portfolio      Van Kampen -- UIF Emerging Markets
                                         Equity Portfolio
  Equity and Income Portfolio            Van Kampen -- UIF Equity and Income
                                         Portfolio
  Global Franchise Portfolio             Van Kampen -- UIF Global Franchise
                                         Portfolio
  High Yield Portfolio                   Van Kampen -- UIF High Yield Portfolio
  Small Company Growth Portfolio         Van Kampen -- UIF Small Company Growth
                                         Portfolio
  U.S. Mid Cap Value Portfolio           Van Kampen -- UIF U.S. Mid Cap Value
                                         Portfolio
  Aggressive Growth Portfolio            Van Kampen LIT Aggressive Growth
                                         Portfolio
  Comstock Portfolio                     Van Kampen LIT Comstock Portfolio
  Emerging Growth Portfolio              Van Kampen LIT Emerging Growth
                                         Portfolio
  Enterprise Portfolio                   Van Kampen LIT Enterprise Portfolio
  Government Portfolio                   Van Kampen LIT Government Portfolio
  Growth and Income Portfolio            Van Kampen LIT Growth and Income
                                         Portfolio

EFFECTIVE AT THE OPENING OF THE NEW YORK STOCK EXCHANGE ON AUGUST 15, 2006, THE EMERGING GROWTH PORTFOLIO WILL CHANGE ITS NAME TO THE VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO. ALL REFERENCES TO THE EMERGING GROWTH PORTFOLIO IN THE PROSPECTUS ARE DELETED AND REPLACED WITH THE VAN KAMPEN LIT STRATEGIC GROWTH PORTFOLIO.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5999

  SUPPLEMENT DATED AUGUST 1, 2006 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

          OLD PORTFOLIO NAME                       NEW PORTFOLIO NAME
  American Opportunities Portfolio       Morgan Stanley -- American
                                         Opportunities Portfolio
  Balanced Growth Portfolio              Morgan Stanley -- Balanced Growth
                                         Portfolio
  Capital Opportunities Portfolio        Morgan Stanley -- Capital Opportunities
                                         Portfolio
  Developing Growth Portfolio            Morgan Stanley -- Developing Growth
                                         Portfolio
  Dividend Growth Portfolio              Morgan Stanley -- Dividend Growth
                                         Portfolio
  Flexible Income Portfolio              Morgan Stanley -- Flexible Income
                                         Portfolio
  Global Equity Portfolio                Morgan Stanley -- Global Equity
                                         Portfolio
  Growth Portfolio                       Morgan Stanley -- Growth Portfolio
  Money Market Portfolio                 Morgan Stanley -- Money Market
                                         Portfolio
  Utilities Portfolio                    Morgan Stanley -- Utilities Portfolio
  Equally-Weighted S&P 500 Portfolio     Morgan Stanley -- Equally-Weighted S&P
                                         500 Portfolio
  Core Plus Fixed Income Portfolio       Van Kampen -- UIF Core Plus Fixed
                                         Income Portfolio
  Emerging Markets Debt Portfolio        Van Kampen -- UIF Emerging Markets Debt
                                         Portfolio
  Emerging Markets Equity Portfolio      Van Kampen -- UIF Emerging Markets
                                         Equity Portfolio
  Equity and Income Portfolio            Van Kampen -- UIF Equity and Income
                                         Portfolio
  Global Franchise Portfolio             Van Kampen -- UIF Global Franchise
                                         Portfolio
  High Yield Portfolio                   Van Kampen -- UIF High Yield Portfolio
  Small Company Growth Portfolio         Van Kampen -- UIF Small Company Growth
                                         Portfolio
  U.S. Mid Cap Value Portfolio           Van Kampen -- UIF U.S. Mid Cap Value
                                         Portfolio
  Aggressive Growth Portfolio            Van Kampen LIT Aggressive Growth
                                         Portfolio
  Comstock Portfolio                     Van Kampen LIT Comstock Portfolio
  Emerging Growth Portfolio              Van Kampen LIT Emerging Growth
                                         Portfolio
  Enterprise Portfolio                   Van Kampen LIT Enterprise Portfolio
  Government Portfolio                   Van Kampen LIT Government Portfolio
  Growth and Income Portfolio            Van Kampen LIT Growth and Income
                                         Portfolio

EFFECTIVE AT THE OPENING OF THE NEW YORK STOCK EXCHANGE ON AUGUST 15, 2006, THE EMERGING GROWTH PORTFOLIO WILL CHANGE ITS NAME TO THE VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO. ALL REFERENCES TO THE EMERGING GROWTH PORTFOLIO IN THE PROSPECTUS ARE DELETED AND REPLACED WITH THE VAN KAMPEN LIT STRATEGIC GROWTH PORTFOLIO.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-6000